Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (“CAP”), as defined in Item 402(v), and performance.

Year	Summary Compensation Table Total for First Principal Executive Officer (PEO) (1)	Compensation Actually Paid to First PEO (2)(3)	Summary Compensation Table Total for Second (PEO) (1)	Compensation Actually Paid to Second PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs) (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (5)	Adjusted Net Income (millions) (6)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)

2023	$4,123,893	$1,047,254	—	—	$1,166,988	$486,718	$97	$143	$40.2	$50.7
2022	$4,959,346	$5,118,772	$4,745,670	$243,286	$1,622,615	$1,470,109	$108	$130	$147.2	$153.5
2021	—	—	$5,380,963	$5,838,352	$1,556,535	$1,666,269	$124	$116	$137.8	$143.5
2020	—	—	$6,330,645	$8,750,899	$1,705,840	$2,223,882	$118	$116	$126.8	$132.0

(1)
For 2022 and 2023, the first PEO listed is Scott R. Behrens, who became President and Chief Executive Officer on April 25, 2022, and the second PEO listed is F. Quinn Stepan, Jr., who served as President and Chief Executive Officer until April 25, 2022. For 2020 and 2021, F. Quinn Stepan Jr. was the PEO but is designated second PEO in the chart for those years. Our other NEOs for the covered years were as follows:

2020	2021	2022	2023

Luis E. Rojo	Luis E. Rojo	Luis E. Rojo	Luis E. Rojo
Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner
David G. Kabbes	Sean T. Moriarty	David G. Kabbes	David G. Kabbes
Scott R. Behrens	Scott R. Behrens	Sean T. Moriarty	Sean T. Moriarty
Robert J. Haire, Jr.

(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2023:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2023 First PEO	-$	3,055,835	$1,179,324	-$	835,066	$0	-$	347,271		$0	-$	3,058,848
2023 Average Non-PEO NEO	-$	670,569	$298,733	-$	102,574	$5,980	-$	90,433	-$	111,389	-$	670,253

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

(3)	The following adjustments relating to the Company’s frozen defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

	Aggregate Change in Actuarial Present Value of Pension Benefits		Service Cost and Prior Service Cost of Pension Benefits		Total Pension Benefit Adjustments
Year	First PEO	Non-PEO NEOs	First PEO	Non-PEO NEOs	First PEO		Non-PEO NEOs
2023	-$17,791	-$10,017	$0	$0	-$	17,791	-$	10,017

(4)	Represents the cumulative total shareholder return (“TSR”) for the Dow Jones U.S. Chemicals Index.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP net income).

(6)	Adjusted net income represents the most important financial performance measure used by the Company to link CAP for 2023 to Company performance. 4

Company Selected Measure Name	Adjusted net income
Named Executive Officers, Footnote	Our other NEOs for the covered years were as follows:

2020	2021	2022	2023

Luis E. Rojo	Luis E. Rojo	Luis E. Rojo	Luis E. Rojo
Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner
David G. Kabbes	Sean T. Moriarty	David G. Kabbes	David G. Kabbes
Scott R. Behrens	Scott R. Behrens	Sean T. Moriarty	Sean T. Moriarty
Robert J. Haire, Jr.

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (“TSR”) for the Dow Jones U.S. Chemicals Index.
Adjustment To PEO Compensation, Footnote
(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2023:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2023 First PEO	-$	3,055,835	$1,179,324	-$	835,066	$0	-$	347,271		$0	-$	3,058,848
2023 Average Non-PEO NEO	-$	670,569	$298,733	-$	102,574	$5,980	-$	90,433	-$	111,389	-$	670,253

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount	$ 1,166,988	$ 1,622,615	$ 1,556,535	$ 1,705,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 486,718	1,470,109	1,666,269	2,223,882
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2023:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2023 First PEO	-$	3,055,835	$1,179,324	-$	835,066	$0	-$	347,271		$0	-$	3,058,848
2023 Average Non-PEO NEO	-$	670,569	$298,733	-$	102,574	$5,980	-$	90,433	-$	111,389	-$	670,253

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive CAP to the Company’s PEOs and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Financial Performance Measures
Adjusted net income
Return on invested capital
Profitability of strategic growth areas
Business unit operating income

Total Shareholder Return Amount	$ 97	108	124	118
Peer Group Total Shareholder Return Amount	143	130	116	116
Net Income (Loss)	$ 40,200,000	$ 147,200,000	$ 137,800,000	$ 126,800,000
Company Selected Measure Amount	50,700,000	153,500,000	143,500,000	132,000,000
PEO Name	Scott R. Behrens	Scott R. Behrens	F. Quinn Stepan, Jr.	F. Quinn Stepan, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net income
Non-GAAP Measure Description	Adjusted net income is a financial measure that has not been calculated pursuant to U.S. GAAP. See Appendix A for further discussion and a reconciliation of this non-GAAP
	financial measure to net income, the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on invested capital
Measure:: 3
Pay vs Performance Disclosure
Name	Profitability of strategic growth areas
Measure:: 4
Pay vs Performance Disclosure
Name	Business unit operating income
Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,017)
Service Cost And Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Total Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,017)
Scott R. Behrens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,123,893	$ 4,959,346
PEO Actually Paid Compensation Amount	1,047,254	5,118,772
Scott R. Behrens [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,791)
Scott R. Behrens [Member] | Service Cost And Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott R. Behrens [Member] | Total Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,791)
F. Quinn Stepan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,745,670	$ 5,380,963	$ 6,330,645
PEO Actually Paid Compensation Amount		$ 243,286	$ 5,838,352	$ 8,750,899
PEO | Scott R. Behrens [Member] | Value Of Equity Awards Disclosed In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,055,835)
PEO | Scott R. Behrens [Member] | Year End Value Of Equity Awards Granted During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,179,324
PEO | Scott R. Behrens [Member] | Change In Fair Value Ff Outstanding And unvested Equity Awards As Of Covered Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,066)
PEO | Scott R. Behrens [Member] | Fair Value Of Awards Granted And Vesting In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Scott R. Behrens [Member] | Value Of Awards Granted In Prior Years Vesting During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,271)
PEO | Scott R. Behrens [Member] | Value Of Awards Granted In Prior Years That Fail To Meet Applicable Vesting Conditions During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Scott R. Behrens [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,058,848)
Non-PEO NEO | Value Of Equity Awards Disclosed In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(670,569)
Non-PEO NEO | Year End Value Of Equity Awards Granted During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,733
Non-PEO NEO | Change In Fair Value Ff Outstanding And unvested Equity Awards As Of Covered Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,574)
Non-PEO NEO | Fair Value Of Awards Granted And Vesting In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,980
Non-PEO NEO | Value Of Awards Granted In Prior Years Vesting During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,433)
Non-PEO NEO | Value Of Awards Granted In Prior Years That Fail To Meet Applicable Vesting Conditions During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,389)
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (670,253)